Notes to the cash flow statements - Business acquired (Details) - Westpac Investment Vehicle Pty Limited - HealthPoint Claims Pty Ltd $ in Millions	Apr. 06, 2024 AUD ($)
Notes to the cash flow statements
Total consideration	$ 30
Goodwill	$ 21